Investments Held at Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Investments held at fair value [Abstract]
Schedule of Investments Held at Fair Value	Activities related to
such investments during the periods are shown below:

	Balance under IFRS 9	Equity method loss recorded against LTI	Carrying Amount
Investments held at fair value	$	$	$
Balance as of January 1, 2024	317,841		317,841
Sale of Karuna shares	(292,672)		(292,672)
Investment in Seaport preferred shares - Seaport deconsolidation	179,248		179,248
Sale of Akili shares	(5,437)		(5,437)
Gain realized on sale of Karuna shares	151		151
Gain/(loss) – changes in fair value through profit and loss	(2,398)		(2,398)
Equity method losses recorded against LTI, net		(5,307)	(5,307)
Balance as of December 31, 2024	196,733	(5,307)	191,426
Sale of Vor Shares	(2,753)		(2,753)
Gain realized on sale of Vor shares	375		375
Investment in Vedanta preferred shares	888		888
Conversion of Vedanta note to preferred shares	2,836		2,836
Gain/(loss) – changes in fair value through profit and loss	38,485		38,485
Equity method losses recorded against LTI, net		(13,831)	(13,831)
Balance as of December 31, 2025	236,564	(19,138)	217,426